Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Schedule of property and equipment estimated useful life

	Estimated useful lives	Residual rate
Office building	20 years	5%
Building decoration	10 years	5%
Servers and network equipment	3-5 years	5%
Computer equipment	5 years	5%
Furniture, fixtures and office equipment	3-5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	Shorter of lease term or 3 years	—

Schedule of estimated useful lives of the intangible assets

Estimated useful lives
Technology	5 years
Land use rights	30 years
Audio-visual license	9 years
Acquired computer software	5 years

Schedule of analysis of different types of revenues

	Years ended December 31,
(In thousands)	2022	2023	2024
Subscription revenue	100,557	119,343	133,680
Live streaming revenue and others (note a) and	122,372	122,157	86,141
Cloud computing services and product revenue	119,635	123,411	104,584
Total revenues	342,564	364,911	324,405

Notes:

(a)	Others mainly comprised other value-added services such as online advertising, online games and technical services, and rental service.

Schedule of summary of segment result

	Years ended December 31,
(In thousands)	2022	2023	2024
Less:
Bandwidth costs	(104,580)	(112,522)	(101,632)
Employee benefits expenses	(93,099)	(101,373)	(106,541)
Advertising and market promotion expenses	(12,551)	(29,140)	(29,783)
Revenue-sharing costs	(78,636)	(67,302)	(26,797)
Payment handling charges	(6,500)	(8,494)	(12,741)
Depreciation and amortization charges	(1,704)	(4,735)	(4,188)
Cost of inventories sold	(2,228)	(5,911)	(4,162)
Labor outsourcing expenses	(1,739)	(2,008)	(3,658)
Professional service fees	(2,730)	(3,958)	(3,029)
Share‑based compensation expenses	(8,184)	(9,676)	(2,453)
Other segment expenses (note b)	(21,392)	(21,304)	(24,089)
Impairment of goodwill	—	—	(20,748)
Credit loss write-back/(expenses), net	844	(100)	(288)
Interest income	1,898	4,619	4,892
Interest expense	(93)	(1,514)	(728)
Other income, net	13,545	16,904	9,183
Income tax (expenses)/benefits	(4,068)	(4,131)	3,020
Segment net income	21,347	14,266	663

Reconciliation of profit or loss
Adjustment and reconciling items	—	—	—
Consolidated net income	21,347	14,266	663

Notes:

(b)	Other segment expenses mainly comprised rental expenses, traveling expenses and other administrative expenses.